Insurance and Reinsurance Contract Assets and Liabilities - Insurance and Reinsurance Contract Held Assets and Liabilities (Details) - CAD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Insurance contract assets and liabilities
Insurance contract assets (note 6)	$ (102)	$ (145)
Insurance contract liabilities	396,401	367,996
Insurance contract liabilities for account of segregated fund holders	126,545	114,143
Reinsurance contract held assets and liabilities
Assets	59,015	42,651
Reinsurance contract held liabilities	(2,669)	(2,831)
Net insurance and reinsurance contract held liabilities	466,498	442,174
Insurance contracts issued
Insurance contract assets and liabilities
Insurance contract assets (note 6)	(102)	(145)	$ (673)
Insurance contract liabilities	396,401	367,996	354,849
Insurance contract liabilities for account of segregated fund holders	126,545	114,143	110,216
Net insurance contract liabilities	522,844	481,994	464,392
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	522,844	481,994	464,392
Insurance contracts issued | Insurance contract balances
Insurance contract assets and liabilities
Insurance contract assets (note 6)	(91)	(145)
Insurance contract liabilities	397,268	368,816
Insurance contract liabilities for account of segregated fund holders	126,545	114,143
Net insurance contract liabilities	523,722	482,814
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	523,722	482,814
Insurance contracts issued | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Insurance contract assets (note 6)	(11)	0
Insurance contract liabilities	(867)	(820)
Insurance contract liabilities for account of segregated fund holders	0	0
Net insurance contract liabilities	(878)	(820)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(878)	(820)
Insurance contracts issued | Asia
Insurance contract assets and liabilities
Insurance contract assets (note 6)	(53)	(108)
Insurance contract liabilities	154,222	131,729
Insurance contract liabilities for account of segregated fund holders	26,367	22,696
Net insurance contract liabilities	180,536	154,317
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	180,536	154,317
Insurance contracts issued | Asia | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	(290)	(271)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(290)	(271)
Insurance contracts issued | Canada
Insurance contract assets and liabilities
Insurance contract assets (note 6)	(32)	(33)
Insurance contract liabilities	82,459	80,169
Insurance contract liabilities for account of segregated fund holders	38,099	36,085
Net insurance contract liabilities	120,526	116,221
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	120,526	116,221
Insurance contracts issued | Canada | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	(588)	(549)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(588)	(549)
Insurance contracts issued | U.S.
Insurance contract assets and liabilities
Insurance contract assets (note 6)	0	0
Insurance contract liabilities	161,484	157,699
Insurance contract liabilities for account of segregated fund holders	62,079	55,362
Net insurance contract liabilities	223,563	213,061
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	223,563	213,061
Insurance contracts issued | U.S. | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	0	0
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	0	0
Insurance contracts issued | Corporate and Other
Insurance contract assets and liabilities
Insurance contract assets (note 6)	(6)	(4)
Insurance contract liabilities	(897)	(781)
Insurance contract liabilities for account of segregated fund holders	0	0
Net insurance contract liabilities	(903)	(785)
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	(903)	(785)
Insurance contracts issued | Corporate and Other | Assets for insurance acquisition cash flows
Insurance contract assets and liabilities
Net insurance contract liabilities	0	0
Reinsurance contract held assets and liabilities
Net insurance contract held liabilities	0	0
Reinsurance contracts held
Insurance contract assets and liabilities
Net insurance contract liabilities	56,346	39,820
Reinsurance contract held assets and liabilities
Assets	59,015	42,651	45,871
Reinsurance contract held liabilities	(2,669)	(2,831)	(2,391)
Net reinsurance contract held assets	56,346	39,820	43,480
Net insurance contract held liabilities	56,346	39,820
Net reinsurance contract held assets	56,346	39,820	$ 43,480
Reinsurance contracts held | Asia
Insurance contract assets and liabilities
Net insurance contract liabilities	6,810	1,631
Reinsurance contract held assets and liabilities
Assets	9,204	3,540
Reinsurance contract held liabilities	(2,394)	(1,909)
Net reinsurance contract held assets	6,810	1,631
Net insurance contract held liabilities	6,810	1,631
Net reinsurance contract held assets	6,810	1,631
Reinsurance contracts held | Canada
Insurance contract assets and liabilities
Net insurance contract liabilities	6,759	1,009
Reinsurance contract held assets and liabilities
Assets	7,021	1,922
Reinsurance contract held liabilities	(262)	(913)
Net reinsurance contract held assets	6,759	1,009
Net insurance contract held liabilities	6,759	1,009
Net reinsurance contract held assets	6,759	1,009
Reinsurance contracts held | U.S.
Insurance contract assets and liabilities
Net insurance contract liabilities	43,030	37,423
Reinsurance contract held assets and liabilities
Assets	43,043	37,437
Reinsurance contract held liabilities	(13)	(14)
Net reinsurance contract held assets	43,030	37,423
Net insurance contract held liabilities	43,030	37,423
Net reinsurance contract held assets	43,030	37,423
Reinsurance contracts held | Corporate and Other
Insurance contract assets and liabilities
Net insurance contract liabilities	(253)	(243)
Reinsurance contract held assets and liabilities
Assets	(253)	(248)
Reinsurance contract held liabilities	0	5
Net reinsurance contract held assets	(253)	(243)
Net insurance contract held liabilities	(253)	(243)
Net reinsurance contract held assets	$ (253)	$ (243)